Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity	The following table summarizes RSU activity during the year ended December 31, 2022:

	Shares	Weighted- Average Grant-Date Fair Value
RSUs outstanding at December 31, 2021	3,887,750	$8.85
Granted	85,040	$4.00
Forfeited	(296,250)	$8.71
Vested	(2,053,700)	$8.24

RSUs outstanding at December 31, 2022	1,622,840	$9.41

Summary of Stock Option Activity	The following table summarizes stock option activity during the year ended December 31, 2022:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Options outstanding at December 31, 2021	—	$—	—
Granted	5,165,328	$3.86
Forfeited	(122,700)	$3.73

Options outstanding at December 31, 2022	5,042,628	$3.86	9.5

Options exercisable December 31, 2022	131,461	$3.99	2.1

Summary of Weighted-Average Assumptions used to Estimate Fair Value of Stock Options Granted
The weighted-average assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2022 were as follows:

Expected term (in years)	6.0
Volatility	60.0%
Risk-free rate	3.5%
Dividend yield	0.0%